068 P4 05/26

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
SUPPLEMENT DATED MAY 11, 2026
TO PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED OCTOBER 1, 2025, OF
FRANKLIN ALTERNATIVE STRATEGIES FUND (THE “FUND”)

The Prospectus is amended as follows:

1. Effective on May 11, 2026, for the “Fund Details—Management” section, the following information is inserted in the Fund’s prospectus:

Name of Sub-Advisor	Strategy	Address of Sub-Advisor
Birnam Oak Advisors, LP	Event Driven	520 Madison Avenue, Suite 2104 New York, NY 10022

2. Effective on May 11, 2026, for the “Management and Other Services—Sub-Advisors” section, the following paragraph is inserted in the Fund’s SAI:

Birnam Oak Advisors, LP (“Birnam Oak”), 520 Madison Avenue, Suite 2104, New York, NY, 10022, serves as a sub-advisor to a portion of the Fund’s portfolio. Birnam Oak was organized as a Delaware limited partnership in September 2023. One hundred percent of Birnam Oak’s capital interests are owned by CLD 2023 Revocable Trust. Chrisopher DeLong, Birnam Oak’s CEO and Portfolio Manager, is the beneficial owner of CLD 2023 Revocable Trust. Birnam Oak Advisors GP, LLC, a Delaware limited liability company, serves as the general partner of Birnam Oak.

The following proxy voting policy for Birnam Oak Advisors, LP is inserted to “Appendix A – Proxy Voting Policies and Procedures” in the Fund’s SAI:

Proxy Voting and Class Actions

Most Recently Revised: July 15, 2025

Background

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

• Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

• Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

• Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

• Rule 206(4)-6 is supplemented by:

• Investment Advisers Act Release No. 5325 (September 10, 2019) (“Release No. 5325”), which contains guidance regarding the proxy voting responsibilities of investment advisers under the Advisers Act. Among other subjects, Release No. 5325 addresses the oversight of proxy advisory firms by investment advisers; and

• Investment Advisers Act Release No. 5547 (July 22, 2020), which contains supplementary guidance addressing: the risk of voting a proxy before an issuer files additional soliciting materials with the SEC; and associated client disclosures in this regard.

Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Maintenance of Books and Records section of this Manual.

The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Risks

In developing these policies and procedures, Birnam Oak considered numerous risks associated with the proxy voting process. This analysis includes risks such as:

• Birnam Oak lacks written proxy voting policies and procedures;

• Proxies are not identified and processed in a timely manner;

• Proxies are not voted in Clients’ best interests;

• Conflicts of interest between Birnam Oak and a Client are not identified or resolved appropriately;

• Third-party proxy voting services do not vote proxies according to Birnam Oak’s instructions and in Clients’ best interests;

• Birnam Oak does not conduct sufficient oversight of any proxy advisory firms whose services it uses;

• Birnam Oak votes a proxy before the issuer files additional soliciting materials with the SEC and does not timely receive or review such additional materials;

• Proxy voting records, Client requests for proxy voting information, and Birnam Oak ’s responses to such requests, are not properly maintained;

• Birnam Oak lacks policies and procedures regarding Clients’ participation in class actions; and

• Birnam Oak fails to maintain documentation associated with Clients’ participation in class actions.

Birnam Oak has established the following guidelines as an attempt to mitigate these risks.

Policies and Procedures

Proxy Voting

Birnam Oak’s general policy is to vote proxies for Clients for whom it has proxy voting authority in a manner that serves the best long-term financial interests of such Client, as determined by Birnam Oak in its discretion.

Factors that Birnam Oak evaluates in voting proxies include:

• The expected impact on the value of the Client’s portfolio securities;

• The anticipated costs and benefits associated with the proposed proxy vote;

• The effect of the vote on the liquidity of the securities involved;

• Any proxy voting policies or guidelines from its Proxy Voting Service; and

• Customary and evolving industry and business practices.

To facilitate the proxy voting process, obtain research related to the issues presented, and to resolve actual or potential conflicts of interest, Birnam Oak has engaged Institutional Shareholder Services (“ISS”), an independent proxy voting service and research provider (the “Proxy Voting Service”). The CCO has conducted a review of its Proxy Voting Service and has determined that it is independent of Birnam Oak and competent to adequately analyze proxy voting issues. The CCO is responsible for periodically reviewing the independence and competence of its Proxy Voting Service. If the CCO determines that the Proxy Voting Service is no longer independent or competent to adequately serve Birnam Oak in carrying out its responsibilities for the Firm’s Clients, the CCO will recommend changes to these Proxy Voting Policies and Procedures to address issues identified.

When supervising and engaging the Proxy Voting Service, Birnam Oak will consider relevant factors which may include, for example, the proxy advisory firm’s:

• capacity and competency to adequately analyze proxy voting matters, taking into account the firm’s staffing, personnel, and technology;

• processes for seeking timely input from issuers and proxy advisory firm clients with respect to its proxy voting policies, methodologies, and peer group constructions;

• methodologies and/or third-party information sources used in formulating voting recommendations;

• policies and procedures for identifying, addressing and disclosing conflicts of interest;

• effectiveness in preventing and addressing errors and material deficiencies in analysis;

• consideration given to factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote; and

• changes in business that may affect its competency or independence.

Review for Material Conflicts of Interest

Prior to voting a proxy on the basis of recommendations provided by the Proxy Voting Service, the Portfolio Manager (or other Research Team Member reviewing the vote) shall review the conflict of interest disclosure provided by the Proxy Voting Service (if any) along with its recommendations and determine whether such conflict has any material impact on the weight that should be accorded such recommendation when instructing a vote.

Resolving Conflicts of Interest in the Best Interests of Clients

While it is expected to occur only rarely if at all, if the Portfolio Manager (or other Research Team Member instructing the vote) identifies a potential conflict of interest between Birnam Oak and the Client with respect to any proxy vote, they will consult with the CCO to determine whether a conflict of interest between Birnam Oak and the Client in fact exists and is material. If a conflict is found to exist, Birnam Oak will vote the proxy in accordance with its default voting policy set according to the procedure described above, or if no default vote is set, the recommendations of the Proxy Voting Service.

Adminis tration of Proxy Voting Process

Birnam Oak has implemented the following procedures in the interests of ensuring that proxies are timely voted in the best interests of its clients, that conflicts of interest are identified and resolved and that required records are maintained:

• Birnam Oak has contracted with its Proxy Voting Service to track and timely notify the Compliance Team of the upcoming proxy votes for the investments held by Birnam Oak’s Clients. Birnam Oak’s custodians and prime brokers have been instructed to transmit relevant position information to the Proxy Voting Service for this purpose.

• A member of the Compliance Team is responsible for monitoring the Proxy Voting Service for notifications of upcoming proxy votes form Birnam Oak Clients and voting proxies in accordance with the procedures set forth below. Upon receiving notification of an upcoming proxy vote, a member of the Compliance Team will take the following steps:

1. Notify the Portfolio Manager and Research Team that a vote is required.

2. The Portfolio Manager or another member of the Research Team to whom the vote has been delegated by the Portfolio Manager will then review the proposed proxy votes and enter their votes into Proxy Voting Service’s website (or provide voting instructions to a member of the Compliance Team, who will enter the vote on the Research Team member’s behalf). The Research Team Member must inform the Compliance Team of any known conflicts of interest with respect to such proxy vote of which they are aware. Research Team members are required to respond to requests for votes by providing their vote as they have determined to be in the best long term financial interests of Birnam Oak’s Clients within the period necessary to timely cast the vote. Research Team members are also required to notify the CCO of any material factual inaccuracies that they identify as forming the basis of any of the voting recommendations of the Proxy Voting Service so that the CCO can properly consider such information in assessing the continued efficacy of the Proxy Voting Service.

3. Should additional information or research be received from the Proxy Voting Service regarding a vote prior to a given submission deadline, the member of the Compliance Team responsible for monitoring the Proxy Voting Service will endeavor to distribute the information to the Research Team Members to allow them an opportunity to consider such information in connection with their vote and/or to change their vote as they deem appropriate.

4. If a material conflict of interest between Birnam Oak and its Clients is identified to the Compliance Team, Birnam Oak will vote the proxy in accordance with the recommendations of Birnam Oak’s default proxy voting policy or if there is no default vote, the Proxy Voting Service.

5. The Compliance Team is responsible for maintaining the records of proxy votes, over-rides and supporting proxy voting materials.

Abstaining from Voting or Affirmatively Not Voting

Notwithstanding the foregoing, Birnam Oak may abstain from voting or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its Clients or is not otherwise required to satisfy Birnam Oak’s legal or fiduciary obligations. Birnam Oak may also elect to abstain if it is not reasonably able given the information and/or time available to it under the circumstances to make an informed decision on the matter presented. In making a determination to abstain or not vote, Birnam Oak will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g. translation costs, travel costs, research costs, or costs of share recall vs. the economic benefits associated with using the shares as collateral), (ii) whether a net positive exposure position remains in the Client’s portfolio, (iii) any legal or operational restrictions on trading resulting from the exercise of a proxy and (iv) the anticipated value to Birnam Oak’s Client that would result from Birnam Oak participating in the vote.

On occasion, the Compliance Team may be notified of votes that a Client is eligible to participate in based on the fact that the Client held the securities as of the record date for the securities even though the Client no longer holds the securities as of the date of the vote or the meeting. In such a case, Birnam Oak is permitted under this policy to vote or abstain from voting in its discretion.

Finally, Birnam Oak’s Clients may deploy leverage in their investment strategies. Pursuant to its various prime brokerage arrangements, such a Client may be required to post collateral to its respective prime brokers in connection with its deployment of leverage, and the prime brokers may be entitled to rehypothecate such collateral. If a Client has posted securities as collateral and a prime broker has rehypothecated such securities as of the record date, the number of securities for which Birnam Oak is eligible to vote may be reduced and Birnam Oak is under no obligation to call such securities back just to vote them or to hold them in a cash account in order to vote them.

Record Keeping

The CCO is responsible for maintaining the following records:

1. Proxy Voting Policies and Procedures, as amended from time to time;

2. Any Birnam Oak voting policies in place from time to time;

3. Proxy Statements received for client securities. Birnam Oak may rely on proxy statements filed on EDGAR instead of keeping copies or, if applicable, rely on statements maintained by the Proxy Voting Service;

4. Records of votes cast on behalf of Clients;

5. Records of written requests for proxy voting information and written responses from Birnam Oak to either a written or oral request;

6. Any documents prepared or relied on by Birnam Oak that were material to making a proxy voting decision or that memorialize the basis for the decision (including but not limited to any rationales for any over-rides of Birnam Oak’s default voting policies);

7. Any due diligence questionnaires and supporting due diligence materials reviewed in connection with supervising a relationship with the Proxy Voting Service; and

8. Any documents evidencing compliance with or the testing of Birnam Oak’s compliance with these policies and procedures (e.g., any sample testing of proxy votes to confirm that votes were reviewed and placed in accordance with this policy).

Birnam Oak will maintain the foregoing records in or electronically accessible from its office for two years from the end of the fiscal year during which the record was created, and for an additional four years in an easily accessible place.

Fixed-Income Securities

In addition to covering the voting of equity securities, this policy also applies generally to voting and/or consent rights relating to fixed-income securities, including but not limited to, plans of reorganization, waivers and consents under applicable indentures. However, the policy does not apply to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption, and Dutch auctions. This policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of Clients.

For the voting of fixed-income securities, Birnam Oak believes the potential for material conflicts of interest between Clients and Birnam Oak is limited. However, potential conflicts may arise where Birnam Oak or its related persons or entities are named parties to, or are participating in, a bankruptcy work-out or similar committee. In such instances, the Portfolio Manager must notify the CCO prior to casting any decision on behalf of Clients.

Proxy Voting Recommendations

Birnam Oak may not be granted proxy voting discretion for certain Client accounts but may be asked to recommend proxy votes to the manager of such client accounts. Birnam Oak expects to follow the above proxy voting policy (to the extent applicable) for both voting, in instances where Birnam Oak has proxy voting authority, and voting recommendations to Clients, where Birnam Oak does not have proxy voting authority with regard to client accounts. For Client accounts where Birnam Oak is only requested to provide voting recommendations, Birnam Oak will maintain documentation of such recommendations in accordance with the policy but will not be responsible for voting the proxy, maintaining the proxy voting record or the voting decision, or reviewing the records thereof.

Class Actions

From time to time, Birnam Oak receives notices regarding class action lawsuits. The Master Fund refrains from serving as the lead plaintiff in class action matters, but it has engaged third party claims agents to file certain claims on its behalf. If the Master Fund receives proceeds from any class action, the proceeds will be credited to the applicable Client’s account at the time such proceeds are received. Birnam Oak does not handle class action claims on behalf of Client accounts other than the Master Fund.

Employees must notify the Chief Operating Officer & Chief Compliance Officer if they are aware of any material conflict of interest associated with Clients’ participation in class actions. The Chief Compliance Officer will evaluate any such conflicts and determine an appropriate course of action for Birnam Oak.

Disclosures to Clients and Investors

Birnam Oak includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients that have granted proxy voting authority to Birnam Oak and Investors in Birnam Oak Funds can contact the Chief Compliance Officer to obtain a copy of these policies and procedures and information about how Birnam Oak voted with respect to the Client’s securities.

Any request for information about proxy voting or class actions should be promptly forwarded to the Chief Compliance Officer, who will respond to any such requests.

Please keep this supplement for future reference.